10-K Income Taxes - Income Tax Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax at federal statutory rate					$ (10,993,344)	$ (7,508,180)
State income tax, net of federal income tax impact					1,027	(686,317)
Valuation allowance change					5,650,994	2,979,251
Warrant liabilities					2,336,820	3,391,926
Fair value adjustments—SAFE notes					4,326,420	1,216,155
Other					(1,321,917)	607,165
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0